New Accounting Pronouncements and Changes in Accounting	12 Months Ended
Sep. 30, 2014
New Accounting Pronouncements and Changes in Accounting
New Accounting Pronouncements and Changes in Accounting

2. New Accounting Pronouncements and Changes in Accounting

In February 2013, the Financial Accounting Standards Board (FASB) issued new accounting guidance to update the presentation of reclassifications from comprehensive income to net income in consolidated financial statements. Under this new guidance, an entity is required to present information about the amounts reclassified out of accumulated other comprehensive income either by the respective line items of net income or by cross-reference to other required disclosures. The new guidance does not change the requirements for reporting net income or other comprehensive income in financial statements. This guidance was effective for the Company’s fiscal year beginning October 1, 2013 and did not have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued new accounting guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation (within the scope of this guidance) is fixed at the reporting date. Examples of obligations within the scope of this guidance include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. This new guidance was effective for annual reporting periods beginning after December 15, 2013 and subsequent interim periods. This guidance is effective for the Company’s fiscal year beginning October 1, 2014 and it is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2013, the FASB issued new accounting guidance that requires the presentation of unrecognized tax benefits as a reduction of the deferred tax assets, when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. This new guidance was effective for annual reporting periods beginning on or after December 15, 2013 and subsequent interim periods. This guidance is effective for the Company’s fiscal year beginning October 1, 2014 and it is not expected to have a material impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued new accounting guidance which amended the existing accounting standards for revenue recognition. The new accounting guidance establishes principles for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services. This guidance is effective for the Company’s fiscal year beginning October 1, 2017. Early adoption is not permitted. The amendments may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of initial application. The Company has not selected a transition method and is currently in the process of evaluating the impact of adoption of the new accounting guidance on its consolidated financial statements.